3. Trademarks (June 2017) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Trademarks, beginning balance	$ 22,592	$ 20,174	$ 20,174
Trademarks purchased at cost	50	1,692	2,419	$ 20,174
Trademarks, ending balance	22,642		22,592	20,174
Trademarks [Member]
Trademarks, beginning balance	22,592	$ 20,174	20,174	0
Trademarks purchased at cost	50		2,418
Trademarks, ending balance	$ 22,642		$ 22,592	$ 20,174